Related Party Agreements - Additional Information (Detail)			1 Months Ended										3 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($)	Jun. 28, 2019 USD ($) shares	Sep. 30, 2020 USD ($)	Oct. 31, 2019 USD ($)	Jul. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Jan. 31, 2019 USD ($) ft²	Aug. 31, 2018 USD ($)	Mar. 31, 2018	Sep. 30, 2016 USD ($) ft²	Mar. 31, 2016 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) Officer	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Oct. 15, 2020	Aug. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 Employees	Jan. 01, 2019 USD ($)	Jun. 30, 2017	Dec. 31, 2015	Nov. 30, 2015 ft²
Related Party Transaction [Line Items]
Selling, general and administrative expense														$ 71,318,000	$ 46,456,000
Research and development														139,507,000	111,997,000
Initial term of agreement					1 year
Revenue														605,000	2,202,000
Lease related payables														14,838,000	11,393,000
Number of Employees | Employees																					67
Operating lease costs														9,188,000	6,419,000
Notes Payable, Related Parties														254,353,000	181,621,000
Proceeds from Warrant Exercises													$ 35,200,000	0	35,151,000
Due from related parties														2,003,000	1,963,000
Due to related parties														14,838,000	11,393,000
Number of square foot of facility leased | ft²											24,250
Due To Related Parties
Related Party Transaction [Line Items]
Lease related payables														1,100,000	200,000
Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Prepaid Expense														$ 1,000,000.0	300,000
Maximum
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract														10 years
Shared Services Agreement
Related Party Transaction [Line Items]
Selling, general and administrative expense														$ 6,600,000	7,900,000
NantWorks
Related Party Transaction [Line Items]
Research and development														9,900,000	3,600,000
Number of square foot of facility leased | ft²																									9,500
Lease agreement extended lease period			Dec. 31, 2021
NantWorks | Research and Development
Related Party Transaction [Line Items]
Lease expense														600,000	600,000
NantWorks | Shared Services Agreement | Reimbursements
Related Party Transaction [Line Items]
Selling, general and administrative expense														700,000	1,100,000
Research and development														11,900,000	5,100,000
Due to related parties														10,700,000	8,100,000
Immuno-Oncology Clinic, Inc.
Related Party Transaction [Line Items]
Related party transaction installment payment				$ 1,880,000	$ 3,750,000
Immuno-Oncology Clinic, Inc. | California
Related Party Transaction [Line Items]
Research and development														600,000	1,100,000
Due to related parties														$ 300,000	100,000
Number of officers | Officer														1
Related party transaction conditional payment				$ 1,880,000	$ 1,880,000
Prepayments remain unearned extension description														To the extent any portion of the prepayments remain unearned by the Clinic on the third anniversary of the Clinic Agreement, we may elect at our sole discretion either to (i) not extend the term of the Clinic Agreement and have the Clinic reimburse us for the total amount of any remaining unused portion of the prepayments, or (ii) extend the term of the Clinic Agreement for up to three additional one year periods, at which time the Clinic will reimburse us for the total amount of any remaining unused portion of the prepayments plus interest if reimbursement is not made within 60 days of expiration.
Notice period to terminate new agreement														60 days
Prepaid balance included in prepaid expenses and other current assets and other assets														$ 4,700,000	5,100,000
Immuno-Oncology Clinic, Inc. | California | Maximum
Related Party Transaction [Line Items]
Estimated cost for new agreement with clinic	$ 7,500,000
Related party transaction, aggregate value	$ 7,500,000
NantBioScience
Related Party Transaction [Line Items]
Research and development												$ 600,000
Estimated cost for new agreement with clinic									$ 1,400,000
Initial term of agreement entered into with the related party by the entity									10 years			5 years
Related party transaction,reimbursement payment to a related-party									$ 900,000
Related party transaction, amount paid to third-party									500,000
Related party transaction, aggregate value									$ 1,400,000
Related party agreement expiration date									2027-06
Research and development expense, ratable payment period												12 months
NantBioScience | Prepaid Expenses and Other Current Assets
Related Party Transaction [Line Items]
Research and development														100,000	100,000
NantHealth Labs, Inc.
Related Party Transaction [Line Items]
Research and development														0	10,000
Due to related parties														0	0
Initial term of agreement entered into with the related party by the entity										5 years
Related party, agreement renewal term										1 year
Altor Acquisition | NantHealth Labs, Inc.
Related Party Transaction [Line Items]
Research and development														0	300,000
Other Assets
Related Party Transaction [Line Items]
Lease security deposits														100,000	100,000
NantBio Inc
Related Party Transaction [Line Items]
Initial term of agreement									5 years
Renewal term of agreement									1 year
Notice period to terminate new agreement									30 days
NantBio Inc | Shared Services Agreement
Related Party Transaction [Line Items]
Receivables, Net, Current														1,300,000	1,300,000
Employee bonus receivable														1,000,000.0
NantBio Inc | Supply Agreement [Member]
Related Party Transaction [Line Items]
Lease related payables														900,000	900,000
Nant Omics
Related Party Transaction [Line Items]
Due from related parties														600,000	600,000
605 Doug St, LLC
Related Party Transaction [Line Items]
Area of Land | ft²											24,250
Operating Leases, Rent Expense											$ 100,000
Percentage of annual increase of lease rent											3.00%
605 Doug St, LLC | Research and Development
Related Party Transaction [Line Items]
Operating lease costs														900,000	900,000
Duley Road, LLC
Related Party Transaction [Line Items]
Lessee, Operating Lease, Option to Extend								We have options to extend the initial terms of both leases for two consecutive five-year periods through 2036.
leasehold improvement payable														700,000	1,500,000
Duley Road, LLC | Due To Related Parties
Related Party Transaction [Line Items]
Rent Payable														1,000,000.0	300,000
Duley Road, LLC | First Lease
Related Party Transaction [Line Items]
Area of Land | ft²								5,650
Lessee, Operating Lease, Term of Contract								7 years
Duley Road, LLC | Second Lease
Related Party Transaction [Line Items]
Area of Land | ft²								6,488
Lessee, Operating Lease, Term of Contract								7 years
Duley Road, LLC | Two leases [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense								$ 400,000
Percentage of annual increase of lease rent								3.00%
Duley Road, LLC | Research and Development
Related Party Transaction [Line Items]
Operating Leases, Rent Expense														700,000	0.1
Duley Road, LLC | Research and Development | Two leases [Member]
Related Party Transaction [Line Items]
Operating Leases, Rent Expense														300,000	100,000
NantPharma [Member]
Related Party Transaction [Line Items]
Notes Payable, Related Parties														200,000	200,000
Related parties, capitalized equipment amount																$ 200,000
CalCap [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	5.00%
Debt Instrument, Face Amount																						$ 22,400,000
Interest Payable		$ 40,000,000,000																				$ 3,400,000
Repayments of Related Party Debt							$ 22,500,000
Debt Instrument, Annual Principal Payment							18,800,000						$ 18,800,000
Interest Expense, Debt							$ 3,700,000
Extinguishment of Debt, Amount		3,700,000
Proceeds from Warrant Exercises		$ 6,700,000
Number Of Warrants Exercised | shares		2,074,799
NantCapital [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																								5.00%
Debt Instrument, Face Amount						$ 8,000,000.0									5,000,000.0			$ 3,700,000	$ 10,000,000.0	$ 10,500,000
Interest Payable						600,000								3,300,000	900,000
Repayments of Related Party Debt								$ 15,000,000.0
Debt Instrument, Annual Principal Payment								12,100,000
Interest Expense, Debt								$ 2,900,000
Extinguishment of Debt, Amount						$ 2,400,000
NantCapital [Member] | Due To Related Parties
Related Party Transaction [Line Items]
Debt Instrument, Face Amount														55,200,000	41,500,000
NantCapital [Member] | 6% Promissory Notes
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			6.00%
Debt Instrument, Face Amount			$ 50,000,000.0
Interest Payable														800,000
NantWorks [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																							5.00%
Debt Instrument, Face Amount														43,400,000	43,400,000
Interest Payable														8,100,000	5,700,000
NCSC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Face Amount														33,000,000.0	33,000,000.0
Interest Payable														3,900,000	$ 2,100,000
NantMobile [Member]
Related Party Transaction [Line Items]
Debt Instrument, Interest Rate, Stated Percentage															3.00%
Debt Instrument, Face Amount														55,000,000.0	$ 55,000,000.0
Interest Payable														1,700,000	9,000,000,000
ETBX021 [Member] | NantBioScience
Related Party Transaction [Line Items]
Amount of costs incurred under a research and development arrangement														0	0
Gas Mixers And Consumables | NantBio Inc
Related Party Transaction [Line Items]
Revenue														0	500,000
Bioreactors | NantBio Inc
Related Party Transaction [Line Items]
Deferred revenue														$ 400,000	$ 300,000
Nant Cancer Stem Cell, LLC | NantBio Inc
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									60.00%
Notice period to terminate new agreement									90 days
Sorrento [Member] | NantBio Inc
Related Party Transaction [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired									40.00%